INVENTORY (Details Narrative) - USD ($)	Mar. 31, 2022	Dec. 31, 2021
Inventory Disclosure [Abstract]
Inventory, net	$ 95,533	$ 91,361
Inventory work-in-progress	81,673	77,501
Inventory finished goods	$ 13,860	$ 13,860